Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2021
Discontinued Operations and Disposal Groups [Abstract]
Summary of Disposal group Including discontinued operation balance sheet
The following tables set forth the assets, liabilities classified as held for sale and statement of operations of discontinued operations which were included in the Group’s consolidated financial statements:

	As of December 31,
	2020	2021
	RMB	RMB
Inventories, net	29,699	204
Prepayment and other current assets	35,890	293

Total current assets	65,589	497

Property, equipment and software, net	5,463	1,088

Total non-current assets	5,463	1,088

Total assets	71,052	1,585

Contract liabilities	546,271	—

Total current liabilities	546,271	—

Total liabilities	546,271	—

Summary Of income Statements In Respect OF Discontinued Operation

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net revenues	97,473	640,709	1,338,563
Cost of revenues	(61,896)	(293,860)	(421,190)

Gross profit	35,577	346,849	917,373

Operating expenses:
Sales and marketing expenses	(167,136)	(1,223,414)	(862,153)
Research and development expenses	(5,472)	(52,409)	(97,521)
General and administrative expense s	(4,047)	(25,353)	(57,966)

Total operating expenses	(176,655)	(1,301,176)	(1,017,640)

Loss from operations	(141,078)	(954,327)	(100,267)

Net loss from discontinued operations	(141,078)	(954,327)	(100,267)